Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Schedule of warrants outstanding and exercisable
	Warrants	Weighted Average Exercise Price
Warrants outstanding, as of December 31, 2020	-	$-
Issued	600,000	6.00
Exercised	-	-
Expired	-	-

Warrants outstanding, as of December 31, 2021	600,000	$6.00
Issued	-	-
Exercised	-	-
Expired	600,000	$6.00

Warrants outstanding, as of December 31, 2022	-	$-

Warrants exercisable, as of December 31, 2022	-	$-